Leasing Arrangements - Minimum Contractual Commitments for the Subsequent Five Years under Long-Term Operating Leases (Detail) - Summit Materials, LLC [Member] $ in Thousands	Jan. 02, 2016 USD ($)
Leases [Abstract]
2016, Operating Leases	$ 6,280
2017, Operating Leases	5,050
2018, Operating Leases	3,609
2019, Operating Leases	2,915
2020, Operating Leases	2,031
2016, Royalty Agreements	3,963
2017, Royalty Agreements	4,828
2018, Royalty Agreements	4,438
2019, Royalty Agreements	4,085
2020, Royalty Agreements	$ 3,871